UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                            JOHNSONFAMILY FUNDS, INC.
               (Exact name of registrant as specified in charter)

                                    --------

                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                                 Colette Wallner
                            Johnson Asset Management
                           555 Main Street, Suite 400
                                Racine, WI 53403
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


LARGE CAP VALUE FUND

------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
                COMMON STOCK - 96.75%

                AEROSPACE & DEFENSE - 2.35%
    36,530      Lockheed Martin Corp.                   $  3,550,351
                                                        ------------
                BANKS - 11.46%
    57,501      Bank of America Corp.                      3,023,403
    72,015      National City Corp.                        2,725,768
    82,820      Regions Financial Corp.                    3,003,053
    36,535      SunTrust Banks, Inc.                       3,036,058
    47,025      Wachovia Corp.                             2,656,913
    64,485      Washington Mutual, Inc.                    2,875,386
                                                        ------------
                                                          17,320,581
                                                        ------------
                BASIC - CHEMICAL - 2.00%
    72,755      Dow Chemical Co.                           3,022,243
                                                        ------------
                BASIC - PAPER - 1.73%
    77,450      International Paper Co.                    2,610,065
                                                        ------------
                CONSUMER PRODUCTS - 2.04%
    36,910      Fortune Brands                             3,090,105
                                                        ------------
                CONSUMER STAPLES - 6.03%
    39,480      Molson Coors Brewing Co., Class B          3,189,984
    83,220      Supervalu, Inc.                            3,160,696
   101,463      Unilever PLC ADR                           2,770,955
                                                        ------------
                                                           9,121,635
                                                        ------------
                DIVERSIFIED MANUFACTURING - 3.79%
    37,725      Eaton Corp.                                2,955,754
    77,000      General Electric Co.                       2,775,850
                                                        ------------
                                                           5,731,604
                                                        ------------
                ENERGY - 12.06%
    71,380      Anadarko Petroleum Corp.                   3,122,875
    41,310      Apache Corp.                               3,014,391
    42,090      Chevron Corp.                              3,067,519
    45,915      ConocoPhillips                             3,049,215
    39,625      Exxon Mobil Corp.                          2,936,213
    33,760      Marathon Oil Corp.                         3,049,878
                                                        ------------
                                                          18,240,091
                                                        ------------
                ENTERTAINMENT - 2.16%
   149,570      Time Warner, Inc.                          3,271,096
                                                        ------------
                FINANCIAL - 10.34%
    15,635      Bear Stearns Cos., Inc.                    2,577,430
    56,050      CIT Group, Inc.                            3,304,707
    65,115      Citigroup, Inc.                            3,589,790
    56,310      JPMorgan Chase & Co.                       2,867,868
    39,735      Morgan Stanley                             3,289,661
                                                        ------------
                                                          15,629,456
                                                        ------------


------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
                HEALTH CARE - 3.48%
    43,430      Barr Pharmaceuticals, Inc.              $  2,324,374
   112,065      Pfizer, Inc.                               2,940,585
                                                        ------------
                                                           5,264,959
                                                        ------------
                HOTELS & LODGING - 2.03%
    98,461      Wyndham Worldwide Corp.*                   3,071,983
                                                        ------------
                INSURANCE - 7.85%
    85,150      Genworth Financial, Inc., Class A          2,971,735
    40,650      MBIA, Inc.                                 2,919,890
   133,345      Old Republic International Corp.           2,973,593
    59,065      St. Paul Travelers Cos., Inc.              3,003,455
                                                        ------------
                                                          11,868,673
                                                        ------------
                MEDICAL PRODUCTS & SERVICES - 3.73%
    55,865      GlaxoSmithKline PLC ADR                    3,023,972
    39,225      Johnson & Johnson                          2,620,230
                                                        ------------
                                                           5,644,202
                                                        ------------
                PRINTING & PUBLISHING - 2.00%
    51,975      Gannett Co., Inc.                          3,021,827
                                                        ------------
                PROFESSIONAL SERVICES - 1.84%
    53,075      Computer Sciences Corp.*                   2,784,315
                                                        ------------
                RAILROADS - 2.17%
    89,270      CSX Corp.                                  3,284,243
                                                        ------------
                REAL ESTATE INVESTMENT TRUSTS - 1.99%
    68,245      Duke Realty Corp.                          3,010,969
                                                        ------------
                RETAIL - 1.89%
   149,220      Gap, Inc.                                  2,860,547
                                                        ------------
                TECHNOLOGY - 3.96%
   117,575      Check Point Software Technologies          2,805,340
    68,540      Sony Corp. ADR                             3,175,458
                                                        ------------
                                                           5,980,798
                                                        ------------
                TELEPHONES & TELECOMMUNICATIONS - 4.03%
   171,555      Sprint Corp-FON Group                      3,058,826
    78,880      Verizon Communications, Inc.               3,038,457
                                                        ------------
                                                           6,097,283
                                                        ------------
                TESTING LABORATORIES - 1.93%
    55,565      Quest Diagnostics, Inc.                    2,916,051
                                                        ------------
                UTILITIES - 5.89%
    70,945      American Electric Power                    3,088,236
   121,820      NiSource, Inc.                             2,899,316
    71,595      SCANA Corp.                                2,915,348
                                                        ------------
                                                           8,902,900
                                                        ------------
                TOTAL COMMON STOCK
                (cost $120,551,321)                      146,295,977
                                                        ------------


------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


LARGE CAP VALUE FUND

------------------------------------------------------------------------
NUMBER OF SHARES                                           VALUE
------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 5.58%
                SSGA Money Market Fund,
 5,446,252      5.000%**                                $  5,446,252
                SSGA U.S. Government Money
 2,998,860      Market Fund, 4.880%**                      2,998,860
                                                        ------------
                TOTAL SHORT-TERM INVESTMENTS
                (cost $8,445,112)                          8,445,112
                                                        ------------
                TOTAL INVESTMENTS - 102.33%
                (Cost $128,996,433)+                    $154,741,089
                                                        ============
                PERCENTAGES ARE BASED ON NET ASSETS OF $151,223,068.
                * NON-INCOME PRODUCING SECURITY.
                ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF
                JANUARY 31, 2007.
                ADR -- AMERICAN DEPOSITARY RECEIPT
                PLC -- PUBLIC LIMITED COMPANY
                SSGA -- STATE STREET GLOBAL ADVISERS
                + AT JANUARY 31, 2007, THE TAX BASIS COST OF
                THE FUND'S INVESTMENTS WAS $128,996,433, AND
                THE UNREALIZED APPRECIATION AND DEPRECIATION
                WERE $27,253,339 AND $(1,508,683) RESPECTIVELY.
                FOR INFORMATION REGARDING THE FUND'S POLICY
                REGARDING THE VALUATION OF INVESTMENTS AND
                OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE
                REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR
                ANNUAL FINANCIAL STATEMENTS.




------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


SMALL CAP VALUE FUND

------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
                COMMON STOCK - 97.38%
                BANKS - 14.62%
    18,280      Amcore Financial, Inc.                  $    617,316
    18,836      Chemical Financial Corp.                     561,313
    20,420      Chittenden Corp.                             621,993
    17,990      Columbia Banking System, Inc.                613,639
    15,320      Community Trust Bancorp, Inc.                599,012
    18,295      Independent Bank Corp.                       588,367
    33,079      Old National Bancorp                         619,901
    16,305      Provident Bankshares Corp.                   577,849
    23,160      South Financial Group, Inc.                  598,454
    22,560      Susquehanna Bancshares, Inc.                 569,414
                                                        ------------
                                                           5,967,258
                                                        ------------
                BASIC - CHEMICAL - 1.29%
    31,185      Olin Corp.                                   525,155
                                                        ------------
                CONSUMER STAPLES - 1.61%
    51,805      Prestige Brands Holdings, Inc.*              658,442
                                                        ------------
                CONTAINERS & PACKAGING - 1.60%
    13,910      Silgan Holdings, Inc.                        651,405
                                                        ------------
                COSMETICS & TOILETRIES - 1.55%
    33,520      Elizabeth Arden, Inc.*                       633,528
                                                        ------------
                DIVERSIFIED MANUFACTURING - 1.53%
    47,935      Blount International, Inc.*                  624,593
                                                        ------------
                ENERGY - 5.81%
    39,145      Bronco Drilling Co., Inc.*                   621,231
    38,925      Callon Petroleum Co.*                        540,279
     6,440      SEACOR Holdings, Inc.*                       651,921
    12,555      Swift Energy Co.*                            556,689
                                                        ------------
                                                           2,370,120
                                                        ------------
                ENTERTAINMENT - 1.33%
    52,215      Multimedia Games, Inc.*                      541,470
                                                        ------------
                FINANCIAL - 2.99%
    15,985      Gamco Investors, Inc., Class A               620,698
    30,350      MCG Capital Corp.                            600,019
                                                        ------------
                                                           1,220,717
                                                        ------------
                HEALTH CARE - 1.45%
    67,370      Angiotech Pharmaceuticals, Inc.*             590,161
                                                        ------------
                INDUSTRIAL - 1.39%
    24,525      EDO Corp.                                    569,471
                                                        ------------
                INSURANCE - 4.57%
    30,635      Horace Mann Educators Corp.                  607,492
    27,190      Presidential Life Corp.                      590,839
    15,915      Stewart Information Services Corp.           669,066
                                                        ------------
                                                           1,867,397
                                                        ------------


------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
                LEASING & RENTAL - 1.48%
    23,430      United Rentals, Inc.*                   $    603,323
                                                        ------------
                MACHINERY - 1.34%
    16,105      Albany International Corp., Class A          546,604
                                                        ------------
                MEDICAL PRODUCTS & SERVICES - 4.46%
    12,560      Biosite, Inc.*                               676,732
    17,110      LifePoint Hospitals, Inc.*                   581,398
    32,405      Res-Care, Inc.*                              562,875
                                                        ------------
                                                           1,821,005
                                                        ------------
                MISCELLANEOUS BUSINESS SERVICES - 1.44%
    15,755      G&k Services, Inc., Class A                  587,504
                                                        ------------
                MISCELLANEOUS CONSUMER SERVICES - 1.63%
    15,955      Regis Corp.                                  666,759
                                                        ------------
                PRINTING & PUBLISHING - 6.45%
    34,020      Belo Corp., Class A                          636,854
    27,065      Ennis, Inc.                                  681,767
    50,460      Journal Communications, Inc., Class A        679,696
    15,845      Media General, Inc., Class A                 633,959
                                                        ------------
                                                           2,632,276
                                                        ------------
                RAILROADS - 1.14%
    16,140      Greenbrier Cos., Inc.                        465,962
                                                        ------------
                REAL ESTATE INVESTMENT TRUSTS - 10.90%
    12,530      First Industrial Realty Trust, Inc.          592,168
    15,410      Healthcare Realty Trust, Inc.                653,076
    49,080      HRPT Properties Trust                        639,022
    11,965      Parkway Properties, Inc.                     656,280
    15,750      Pennsylvania Real Estate Investment
                Trust                                        672,525
    28,160      Strategic Hotels & Resorts                   606,003
    32,335      Urstadt Biddle Properties, Inc.,
                Class A                                      628,269
                                                        ------------
                                                           4,447,343
                                                        ------------
                RETAIL - 7.11%
    27,370      Borders Group, Inc.                          574,223
    25,700      Cato Corp., Class A                          580,049
    41,000      Finish Line, Class A                         523,570
    11,565      Pantry Inc.*                                 564,488
    23,055      Ruby Tuesday, Inc.                           659,603
                                                        ------------
                                                           2,901,933
                                                        ------------
                RUBBER & PLASTIC - 1.48%
    25,990      Tupperware Corp.                             606,347
                                                        ------------
                SEMI-CONDUCTOR - 1.51%
    46,980      Exar Corp.*                                  615,438
                                                        ------------


------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


SMALL CAP VALUE FUND

------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
                TECHNOLOGY - 7.81%
    25,060      DSP Group, Inc.*                        $    525,759
    48,055      Mapinfo Corp.*                               655,951
    21,605      SPSS, Inc.*                                  670,187
    25,465      Sybase, Inc.*                                659,289
    37,785      Vignette Corp.*                              677,107
                                                        ------------
                                                           3,188,293
                                                        ------------
                TELEPHONES & TELECOMMUNICATIONS - 1.55%
    27,935      Inter-Tel, Inc.                              632,169
                                                        ------------
                TRANSPORTATION - 3.23%
    41,555      Wabash National Corp.                        662,387
    14,780      YRC Worldwide, Inc.*                         655,493
                                                        ------------
                                                           1,317,880
                                                        ------------
                UTILITIES - 6.11%
    13,060      Allete, Inc.                                 628,055
    18,000      MGE Energy, Inc.                             615,240
    16,025      Southwest Gas Corp.                          628,981
    11,675      WPS Resources Corp.*                         619,359
                                                        ------------
                                                           2,491,635
                                                        ------------
                TOTAL COMMON STOCK
                (cost $37,656,019)                        39,744,188
                                                        ------------
                SHORT-TERM INVESTMENTS - 2.70%
                SSGA Money Market Fund,
 1,099,215      5.000%**                                   1,099,215
                SSGA U.S. Government Money
     2,996      Market Fund, 4.880%**                          2,996
                                                        ------------
                TOTAL SHORT-TERM INVESTMENTS
                (cost $1,102,211)                          1,102,211
                                                        ------------
                TOTAL INVESTMENTS - 100.08%
                (Cost $38,758,230)+                     $ 40,846,399
                                                        ============
                PERCENTAGES ARE BASED ON NET ASSETS OF $40,815,108.
                * NON-INCOME PRODUCING SECURITY.
                ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF
                JANUARY 31, 2007.
                SSGA -- STATE STREET GLOBAL ADVISERS
                + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE
                FUND'S INVESTMENTS WAS $38,758,230, AND THE UNREALIZED
                APPRECIATION AND DEPRECIATION WERE $3,976,112 AND
                $(1,887,943) RESPECTIVELY.
                FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
                THE VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT
                ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
                RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


INTERNATIONAL VALUE FUND

------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
                FOREIGN STOCK - 96.00%
                AUSTRALIA - 4.33%
   135,000      Amcor Ltd.                              $    763,368
                Australia & New Zealand Banking
    35,000      Group Ltd.                                   789,201
   142,000      Fosters Group Ltd.                           744,653
   420,000      Investa Property Group                       803,569
    23,700      National Australia Bank Ltd.                 742,031
    78,000      Santos Ltd.                                  561,894
                                                        ------------
                                                           4,404,716
                                                        ------------
                AUSTRIA - 2.85%
     7,000      Flughafen Wien AG                            695,852
     4,500      Mayr-Melnhof Karton AG                       867,359
    11,200      OMV AG                                       597,723
    12,000      Wienerberger AG                              736,941
                                                        ------------
                                                           2,897,875
                                                        ------------
                BELGIUM - 2.38%
    31,000      AGFA-Gevaert                                 798,001
    30,000      Dexia                                        887,650
    17,500      Fortis                                       732,919
                                                        ------------
                                                           2,418,570
                                                        ------------
                CANADA - 5.62%
    18,300      Alcan, Inc.                                  930,038
    28,000      Biovail Corp.                                567,164
    19,000      Biovail Corp.                                387,220
    12,200      Husky Energy, Inc.                           780,018
    10,300      Magna International, Inc., Class A           801,470
    17,000      Petro-Canada                                 659,175
    16,400      Royal Bank of Canada                         758,590
    14,000      Toronto-Dominion Bank                        828,804
                                                        ------------
                                                           5,712,479
                                                        ------------
                DENMARK - 0.74%
    16,400      Danske Bank A/S                              753,107
                                                        ------------
                FINLAND - 3.94%
    28,000      Ahlstrom Oyj                                 785,904
    13,000      Cargotec Corp., B Shares                     768,114
    40,500      Nokia Oyj                                    883,615
    53,000      Stora Enso Oyj, R Shares                     879,477
    26,000      Tietoenator Oyj                              695,982
                                                        ------------
                                                           4,013,092
                                                        ------------
                FRANCE - 7.28%
       233      Arkema*                                       11,684
     5,600      Assurances Generales de France               911,794
     7,100      BNP Paribas                                  789,289
    12,000      Carrefour SA                                 689,225
    11,000      Cie de Saint-Gobain                        1,034,877
    12,500      Peugeot SA                                   819,462

------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
     9,000      Sanofi-Aventis                          $    788,827
    12,100      Societe BIC SA                               814,466
     5,200      Societe Generale                             915,588
     9,348      Total SA                                     629,225
    10,800      Total SA STRIPS*                                 140
                                                        ------------
                                                           7,404,577
                                                        ------------
                GERMANY - 6.33%
     9,000      BASF AG                                      864,611
    13,400      Celesio AG                                   762,147
     5,500      Deutsche Bank AG                             775,014
    44,000      Deutsche Telekom AG                          771,870
     5,500      E.ON AG                                      744,997
     6,000      Fresenius Medical Care AG                    799,158
     2,100      Puma AG Rudolf Dassler Sport                 760,526
     8,700      Siemens AG                                   955,399
                                                        ------------
                                                           6,433,722
                                                        ------------
                HONG KONG - 7.26%
                Asia Satellite Telecommunications
   284,000      Holdings Ltd.                                509,153
                Cheung Kong Infrastructure Holdings
   230,000      Ltd.                                         832,047
    89,000      China Mobile Hong Kong Ltd.                  816,028
                China Petroleum & Chemical Corp.,
   800,000      Class H                                      668,967
   126,400      CLP Holdings Ltd.                            943,664
   280,000      Hang Lung Group Ltd.                         957,351
    24,800      HSBC Holdings PLC                            451,917
 3,500,000      Oriental Press Group                         631,959
    69,500      Swire Pacific Ltd., Class A                  797,879
   230,000      Yue Yuen Industrial Holdings                 773,141
                                                        ------------
                                                           7,382,106
                                                        ------------
                IRELAND - 2.44%
    28,000      Allied Irish Banks PLC                       805,187
    40,000      Bank of Ireland                              890,899
   200,000      Independent News & Media PLC                 787,463
                                                        ------------
                                                           2,483,549
                                                        ------------
                JAPAN - 20.56%
    23,000      Aderans Co. Ltd.                             532,408
    42,000      Belluna Co. Ltd.                             630,903
    15,000      Canon, Inc.                                  787,450
       100      East Japan Railway Co.                       691,964
    22,000      Fuji Photo Film Co. Ltd.                     905,754
     8,000      Funai Electric Co. Ltd.                      727,513
   131,000      Hino Motors Ltd.                             675,794
    20,000      Honda Motor Co. Ltd.                         785,384
    28,000      Kao Corp.                                    798,611
    81,000      Kubota Corp.                                 851,116



------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


INTERNATIONAL VALUE FUND

------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
                JAPAN - CONTINUED
    30,000      Kyushu Electric Power Co., Inc.         $    840,774
    40,000      Mitsubishi Corp.                             806,878
        56      Mitsubishi UFJ Financial Group, Inc.         675,926
    47,000      Namco Bandai Holdings, Inc.                  676,091
       155      Nippon Telegraph & Telephone Corp.           771,412
    60,000      Nissan Motor Co. Ltd.                        748,016
    40,000      Nomura Holdings, Inc.                        811,839
    12,000      Sankyo Co. Ltd.                              594,246
    19,700      Sega Sammy Holdings, Inc.                    506,506
    18,000      Sony Corp.                                   825,893
   107,000      Sumitomo Chemical Co. Ltd.                   823,553
   180,000      Taiheiyo Cement Corp.                        812,500
    11,000      Takeda Pharmaceutical Co. Ltd.               715,691
    65,000      Tanabe Seiyaku Co. Ltd.                      876,447
    27,400      Tokyo Electric Power Co., Inc.               931,002
    45,000      Toppan Forms Co. Ltd.                        614,211
    50,000      Toyo Suisan Kaisha Ltd.                      773,396
    11,000      Toyota Motor Corp.                           722,966
                                                        ------------
                                                          20,914,244
                                                        ------------
                LUXEMBOURG - 0.77%
    45,000      SES                                          780,641
                                                        ------------
                MEXICO - 0.89%
   255,120      Cemex SA de CV                               902,333
                                                        ------------
                NETHERLANDS - 5.93%
    24,400      ABN AMRO Holding NV                          776,807
    37,880      Aegon NV                                     740,805
    19,000      CSM                                          680,194
    18,250      Heineken Holding NV                          786,622
    17,850      ING Groep NV                                 778,195
                Koninklijke Philips Electronics NV,
    20,000      NY Shares                                    783,000
    37,000      OCE NV                                       625,994
    25,400      Royal Dutch Shell PLC, A Shares              857,162
                                                        ------------
                                                           6,028,779
                                                        ------------
                NORWAY - 0.84%
    57,000      DNB NOR ASA                                  852,743
                                                        ------------
                SINGAPORE - 1.66%
    59,000      DBS Group Holdings Ltd.                      844,750
   245,750      Fraser And Neave Ltd.                        839,665
                                                        ------------
                                                           1,684,415
                                                        ------------
                SPAIN - 0.74%
    23,000      Repsol YPF SA                                751,365
                                                        ------------
                SWEDEN - 3.33%
    28,000      Skandinaviska Enskilda Banken AB,
                Class A                                      932,322
    42,000      SKF AB, B Shares                             825,828


------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
    23,000      Swedbank AB, A Shares                   $    866,517
    10,500      Volvo AB, B Shares                           767,056
                                                        ------------
                                                           3,391,723
                                                        ------------
                SWITZERLAND - 1.47%
     2,200      Nestle SA                                    804,416
     8,300      Swiss Reinsurance                            687,786
                                                        ------------
                                                           1,492,202
                                                        ------------
                UNITED KINGDOM - 16.64%
    40,000      Alliance & Leicester PLC                     840,902
    11,000      AstraZeneca PLC                              611,494
    51,800      Barclays PLC                                 750,313
    45,293      Boots Group PLC                              715,461
   107,000      BP PLC                                     1,119,470
    72,000      Cadbury Schweppes PLC                        810,366
    23,874      GlaxoSmithKline PLC                          637,880
    36,000      HBOS PLC                                     782,884
    42,000      HSBC Holdings PLC                            760,453
    43,400      Kelda Group PLC                              792,597
   243,120      Legal & General Group PLC                    736,432
    52,000      Provident Financial PLC                      742,523
    60,000      Prudential PLC                               805,669
    30,000      Punch Taverns PLC                            673,544
   280,000      Rentokil Initial PLC                         883,769
    18,300      Royal Bank of Scotland Group PLC             732,530
    17,469      Royal Dutch Shell PLC, B Shares              583,349
    42,000      Shire PLC                                    878,014
    75,000      Trinity Mirror PLC                           701,730
    26,150      Unilever PLC                                 708,417
    50,000      United Utilities PLC                         747,240
   315,000      Vodafone Group PLC                           912,543
                                                        ------------
                                                          16,927,580
                                                        ------------
                TOTAL FOREIGN STOCK
                (cost $64,315,609)                        97,629,818
                                                        ------------
                FOREIGN PREFERRED STOCK - 1.65%
                BRAZIL - 1.65%
    29,400      Cia Vale do Rio Doce, Class A                830,020
    38,400      Petroleo Brasileiro SA                       846,869
                                                        ------------
                TOTAL FOREIGN PREFERRED STOCK
                (cost $302,581)                            1,676,889
                                                        ------------




------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


INTERNATIONAL VALUE FUND

------------------------------------------------------------------------
 NUMBER OF SHARES                                          VALUE
------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.96%
                SSGA Money Market Fund,
 1,986,424      5.000%**                                 $ 1,986,424
                SSGA U.S. Government Money
     1,745      Market Fund, 4.880%**                          1,745
                                                        ------------
                TOTAL SHORT-TERM INVESTMENTS
                (cost $1,988,169)                          1,988,169
                                                        ------------
                TOTAL INVESTMENTS - 99.61%
                (Cost $66,606,359)+                     $101,294,876
                                                        ============
                PERCENTAGES ARE BASED ON NET ASSETS OF $101,691,422.
                * NON-INCOME PRODUCING SECURITY.
                ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF
                JANUARY 31, 2007.
                LTD. --  LIMITED
                NY -- NEW YORK
                PLC -- PUBLIC LIMITED COMPANY
                SSGA -- STATE STREET GLOBAL ADVISERS
                STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL
                SECURITY
                + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE FUND'S
                INVESTMENTS WAS $66,606,359, AND THE UNREALIZED APPRECIATION
                AND DEPRECIATION WERE $35,309,048 AND $(620,531) RESPECTIVELY.
                FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
                THE VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT
                ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
                RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND

------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                          VALUE
------------------------------------------------------------------------
                CORPORATE BONDS - 37.50%
                BANKS - 10.37%
                BankBoston NA Sub Notes
                (Bank of America),
$1,000,000      6.500%, 12/19/07                        $  1,004,806
                Citigroup, Inc. Global Notes,
 1,000,000      3.500%, 02/01/08                             982,223
                Fleet National Bank Sub Notes
                (Bank of America),
 1,000,000      5.750%, 01/15/09                           1,008,260
                Key Bank NA Oregon Sub Notes
                (KeyCorp),
 1,000,000      7.375%, 09/15/08                           1,030,145
                SouthTrust Bank NA Sub Notes,
                Putable @ 100 on 01/09/08,
 1,000,000      6.125%, 01/09/28                           1,039,388
                Wells Fargo & Co. Global Notes,
 1,000,000      3.500%, 04/04/08                             978,787
                                                        ------------
                                                           6,043,609
                                                        ------------
                FINANCIAL - 9.59%
                Bear Stearns Co., Inc.,
 1,000,000      5.700%, 11/15/14                           1,008,711
                Donaldson, Lufkin & Jenrette, Inc. Sr.
                Notes (Credit Suisse First Boston),
   500,000      6.500%, 04/01/08                             505,625
                Goldman Sachs Group, Inc.
                Global Bonds,
 1,000,000      6.875%, 01/15/11                           1,054,996
                International Lease Finance Corp.
                (American International Group),
                MTN, Series M,
 1,000,000      5.800%, 08/15/07                           1,000,841
                Lehman Brothers Holdings, Inc.
                Global Notes,
 1,000,000      8.250%, 06/15/07                           1,010,417
                MBIA Global Funding MTN,
   500,000      5.410%, 02/11/08                             498,968
                Merrill Lynch & Co., Inc.
                Global Notes,
   500,000      6.000%, 02/17/09                             506,630
                                                        ------------
                                                           5,586,188
                                                        ------------
                FOOD - 1.68%
                Kraft Foods, Inc.  Sub Notes,
 1,000,000      4.000%, 10/01/08                             977,232
                                                        ------------
                INDUSTRIAL - 6.95%
                General Electric Capital Corp,
                Global Notes, MTN, Series A,
 1,000,000      7.375%, 01/19/10                           1,056,431


------------------------------------------------------------------------
 PRINCIPAL AMOUNT                                          VALUE
------------------------------------------------------------------------
                General Motors Acceptance Corp.
                Global Notes,
$2,000,000      6.125%, 08/28/07                        $  2,000,556
                John Deere Capital Corp.
                Global Notes,
 1,000,000      4.500%, 08/22/07                             994,990
                                                        ------------
                                                           4,051,977
                                                        ------------
                RETAIL - 3.50%
                McDonald's Corp. MTN, Series F,
 1,000,000      5.350%, 09/15/08                             998,560
                Wal-Mart Stores, Inc.
                Global Notes,
 1,000,000      6.875%, 08/10/09                           1,038,310
                                                        ------------
                                                           2,036,870
                                                        ------------
                TELEPHONES & TELECOMMUNICATIONS - 3.68%
                AT&T Broadband Global Notes
                (Comcast Corp.),
 1,000,000      8.375%, 03/15/13                           1,139,413
                Verizon Global Funding Corp.
                Global Notes,
 1,000,000      6.125%, 06/15/07                           1,002,552
                                                        ------------
                                                           2,141,965
                                                        ------------
                UTILITIES - 1.73%
                Public Service Electric & Gas Notes,
                Putable @ 100 on 05/01/08,
 1,000,000      6.375%, 05/01/08                           1,009,531
                                                        ------------
                TOTAL CORPORATE BONDS
                (cost $21,738,598)                        21,847,372
                                                        ------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - 38.47%
                Fannie Mae,
 4,000,000      5.375%, 11/15/11                           4,049,636
                Federal Farm Credit Bank MTN,
 1,000,000      5.240%, 10/01/08                           1,001,294
                Federal Home Loan Bank,
 1,000,000      6.500%, 08/14/09                           1,033,366
                Federal Home Loan Bank,
 1,000,000      5.890%, 06/30/08                           1,008,550
                Federal Home Loan Bank,
 1,000,000      5.250%, 11/14/08                           1,001,345
                Federal Home Loan Bank,
 5,000,000      4.500%, 09/16/13                           4,836,610
                Freddie Mac,
 2,000,000      5.125%, 10/15/08                           1,998,740
                Freddie Mac MTN,
 5,000,000      5.250%, 11/20/09                           4,981,455
                Freddie Mac MTN,
 1,500,000      3.100%, 03/20/07                           1,495,419




------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS JANUARY 31, 2007 (UNAUDITED)


INTERMEDIATE FIXED INCOME FUND

------------------------------------------------------------------------
  PRINCIPAL                                                VALUE
AMOUNT/SHARES
------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
                Private Export Funding Corp. (U.S.
                Government Guaranteed), Series B,
$1,000,000      6.490%, 07/15/07                        $  1,004,780
                                                        ------------
                TOTAL U.S. GOVERNMENT AGENCY
                OBLIGATIONS
                (cost $22,585,092)                        22,411,195
                                                        ------------
                U.S. TREASURY OBLIGATIONS - 22.23%
                United States Treasury Bond,
 8,750,000      7.500%, 11/15/16                          10,532,113
                United States Treasury Note,
 2,400,000      5.625%, 05/15/08                           2,417,712
                                                        ------------
                TOTAL U.S. TREASURY OBLIGATIONS
                (cost $13,343,201)                        12,949,825
                                                        ------------
                SHORT-TERM INVESTMENTS - 0.68%
   391,772      SSGA Money Market Fund, 5.000%*              391,772
                SSGA U.S. Government Money Market
     5,305      Fund, 4.880%*                                  5,305
                                                        ------------
                TOTAL SHORT-TERM INVESTMENTS
                (cost $397,077)                              397,077
                                                        ------------
                TOTAL INVESTMENTS - 98.88%
                (Cost $58,063,968)+                     $ 57,605,469
                                                        ============
                PERCENTAGES ARE BASED ON NET ASSETS OF $58,256,175.
                * RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF
                JANUARY 31, 2007.
                MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
                MTN -- MEDIUM TERM NOTE
                NA -- NATIONAL ASSOCIATION
                SUB -- SUBORDINATED
                SR. -- SENIOR
                SSGA -- STATE STREET GLOBAL ADVISERS
                + AT JANUARY 31, 2007, THE TAX BASIS COST OF THE
                FUND'S INVESTMENTS WAS $58,063,968, AND THE UNREALIZED
                APPRECIATION AND DEPRECIATION WERE $268,597 AND
                $(727,096) RESPECTIVELY.
                FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING
                THE VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT
                ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST
                RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.




------------------------------------------------------------------------
JOHNSONFAMILY FUNDS QUARTERLY REPORT

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               JohnsonFamily Funds, Inc.


By (Signature and Title)*                  /s/ Colette M. Wallner
                                           -----------------------------
                                           Colette M. Wallner, President

Date: March 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Colette M. Wallner
                                           -----------------------------
                                           Colette M. Wallner, President

Date: March 23, 2007

By (Signature and Title)*                  /s/ Brian Leonard
                                           -----------------------------
                                           Brian Leonard, Treasurer

Date: March 23, 2007

* Print the name and title of each signing officer under his or her signature.